Note 8 - Fair Value (Tables)	12 Months Ended
Dec. 31, 2017
Fair Value
Carrying Value And Fair Value
Fair Value and Carrying Amount (Millions of euros)
		2017		2016		2015
	Notes	Carrying Amount	Fair Value	Carrying Amount	Fair Value	Carrying Amount	Fair Value
ASSETS
Cash, cash balances at central banks and other demand deposits	9	42,680	42,680	40,039	40,039	29,282	29,282
Financial assets held for trading	10	64,695	64,695	74,950	74,950	78,326	78,326
Financial assets designated at fair value through profit or loss	11	2,709	2,709	2,062	2,062	2,311	2,311
Available-for-sale financial assets	12	69,476	69,476	79,221	79,221	113,426	113,426
Loans and receivables	13	431,521	438,991	465,977	468,844	471,828	480,539
Held-to-maturity investments	14	13,754	13,865	17,696	17,619	-	-
Derivatives – Hedge accounting	15	2,485	2,485	2,833	2,833	3,538	3,538
LIABILITIES
Financial liabilities held for trading	10	46,182	46,182	54,675	54,675	55,202	55,202
Financial liabilities designated at fair value through profit or loss	11	2,222	2,222	2,338	2,338	2,649	2,649
Financial liabilities at amortized cost	22	543,713	544,604	589,210	594,190	606,113	613,247
Derivatives – Hedge accounting	15	2,880	2,880	2,347	2,347	2,726	2,726

Fair Value Of Financial Instruments
Fair Value of financial Instruments by Levels
		2017			2016			2015
	Notes	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
ASSETS-
Financial assets held for trading	10	29,057	35,349	289	32,544	42,221	184	37,922	40,240	164
Loans and advances to customers		-	56	-	-	154	-	-	65	-
Debt securities		21,107	1,444	22	26,720	418	28	32,381	409	34
Equity instruments		6,688	33	80	4,570	9	96	4,336	106	93
Derivatives		1,262	33,815	187	1,254	41,640	60	1,205	39,661	36
Financial assets designated at fair value through profit or loss	11	2,061	648	-	2,062	-	-	2,246	2	62
Loans and advances to customers		-	648	-	-	-	-	-	-	-
Loans and advances to credit institutions		-	-	-	-	-	-	-	-	62
Debt securities		174	-	-	142	-	-	173	-	-
Equity instruments		1,888	-	-	1,920	-	-	2,074	2	-
Available-for-sale financial assets		57,381	11,082	544	62,125	15,894	637	97,113	15,477	236
Debt securities		54,850	10,948	454	58,372	15,779	429	92,963	15,260	86
Equity instruments		2,531	134	90	3,753	115	208	4,150	217	150
Hedging derivatives	15	-	2,483	2	41	2,792	-	59	3,478	-
LIABILITIES-
Financial liabilities held for trading	10	11,191	34,866	125	12,502	42,120	53	14,074	41,079	50
Derivatives		1,183	34,866	119	952	42,120	47	1,037	41,079	34
Short positions		10,008	-	6	11,550	-	6	13,038	-	16
Financial liabilities designated at fair value through profit or loss	11	-	2,222	-	-	2,338	-	-	2,649	-
Derivatives – Hedge accounting	15	274	2,606	-	94	2,189	64	-	2,594	132

Financial Instruments At Fair Value By Levels
Fair Value of financial Instruments by Levels. December 2017 (Millions of euros)
	Level 2	Level 3	Valuation technique(s)	Observable inputs	Unobservable inputs
ASSETS
Financial assets held for trading	35,349	289
Loans and advances	56	-	Present-value method(Discounted future cash flows)	- Issuer´s credit risk- Current market interest rates
Debt securities	1,444	22	Present-value method(Discounted future cash flows)Observed prices in non active markets	- Issuer´s credit risk- Current market interest rates- Non active makets prices	- Prepayment rates- Issuer´s credit risk- Recovery rates
Equity instruments	33	80	Comparable pricing (Observable price in a similar market)Present-value method	- Brokers quotes- Market operations- NAVs published	- NAV provided by the administrator of the fund
Derivatives	33,815	187
Interest rate			Interest rate products (Interest rate swaps, Call money Swaps y FRA): Discounted cash flowsCaps/Floors: Black, Hull-White y SABRBond options: Black Swaptions: Black, Hull-White y LGMOther Interest rate options: Black, Hull-White y LGMConstant Maturity Swaps: SABR	- Exchange rates- Market quoted future prices- Market interest rates- Underlying assets prices: shares, funds, commodities- Market observable volatilities - Issuer credit spread levels- Quoted dividends- Market listed correlations	- Beta- Implicit correlations between tenors- interest rates volatility
Equity			Future and Equity Forward: Discounted future cash flowsEquity Options: Local Volatility, Momentum adjustment	- Exchange rates- Market quoted future prices- Market interest rates- Underlying assets prices: shares, funds, commodities- Market observable volatilities - Issuer credit spread levels- Quoted dividends- Market listed correlations	- Volatility of volatility- Implicit assets correlations- Long term implicit correlations- Implicit dividends and long term repos
Foreign exchange and gold			Future and Equity Forward: Discounted future cash flowsForeign exchange Options: Local Volatility, moments adjustment	- Exchange rates- Market quoted future prices- Market interest rates- Underlying assets prices: shares, funds, commodities- Market observable volatilities - Issuer credit spread levels- Quoted dividends- Market listed correlations	- Volatility of volatility- Implicit assets correlations- Long term implicit correlations
Credit			Credit Derivatives: Default model and Gaussian copula	- Exchange rates- Market quoted future prices- Market interest rates- Underlying assets prices: shares, funds, commodities- Market observable volatilities - Issuer credit spread levels- Quoted dividends- Market listed correlations	- Correlation default- Credit spread- Recovery rates- Interest rate yield- Default volatility
Commodities			Commodities: Momentum adjustment and Discounted cash flows	- Exchange rates- Market quoted future prices- Market interest rates- Underlying assets prices: shares, funds, commodities- Market observable volatilities - Issuer credit spread levels- Quoted dividends- Market listed correlations
Other
Financial assets designated at fair value through profit or loss	648	-
Loans and advances	648	-	Present-value method(Discounted future cash flows)	- Issuer credit risk- Current market interest rates	- Prepayment rates- Issuer credit risk- Recovery rates
Available-for-sale financial assets	11,082	544
Debt securities	10,948	454	Present-value method(Discounted future cash flows)Oberved prices in non active markets	- Issuer´s credit risk- Current market interest rates- Non active market prices	- Prepayment rates- Issuer credit risk- Recovery rates
Equity instruments	134	90	Comparable pricing (Observable price in a similar market)Present-value method	- Brokers quotes- Market operations- NAVs published	- NAV provided by the administrator of the fund
Hedging derivatives	2,483	2
Interest rate			Interest rate products (Interest rate swaps, Call money Swaps y FRA): Discounted cash flowsCaps/Floors: Black, Hull-White y SABRBond options: Black Swaptions: Black, Hull-White y LGMOther Interest rate options: Black, Hull-White y LGMConstant Maturity Swaps: SABR	- Exchange rates- Market quoted future prices- Market interest rates- Underlying assets prices: shares, funds, commodities- Market observable volatilities - Issuer credit spread levels- Quoted dividends- Market listed correlations
Equity			Future and Equity Forward: Discounted future cash flowsEquity Options: Local Volatility, Momentum adjustment	- Exchange rates- Market quoted future prices- Market interest rates- Underlying assets prices: shares, funds, commodities- Market observable volatilities - Issuer credit spread levels- Quoted dividends- Market listed correlations
Foreign exchange and gold			Future and Equity Forward: Discounted future cash flowsForeign exchange Options: Local Volatility, moments adjustment	- Exchange rates- Market quoted future prices- Market interest rates- Underlying assets prices: shares, funds, commodities- Market observable volatilities - Issuer credit spread levels- Quoted dividends- Market listed correlations
Credit			Credit Derivatives: Default model and Gaussian copula	- Exchange rates- Market quoted future prices- Market interest rates- Underlying assets prices: shares, funds, commodities- Market observable volatilities - Issuer credit spread levels- Quoted dividends- Market listed correlations
Commodities			Commodities: Momentum adjustment and Discounted cash flows	- Exchange rates- Market quoted future prices- Market interest rates- Underlying assets prices: shares, funds, commodities- Market observable volatilities - Issuer credit spread levels- Quoted dividends- Market listed correlations

Fair Value of financial Instruments by Levels. December 2017 (Millions of euros)
	Level 2	Level 3	Valuation technique(s)	Observable inputs	Unobservable inputs

LIABILITIES
Financial liabilities held for trading	34,866	125
Derivatives	34,866	119
Interest rate			Interest rate products (Interest rate swaps, Call money Swaps y FRA): Discounted cash flowsCaps/Floors: Black, Hull-White y SABRBond options: Black Swaptions: Black, Hull-White y LGMOther Interest rate options: Black, Hull-White y LGMConstant Maturity Swaps: SABR	- Exchange rates- Market quoted future prices- Market interest rates- Underlying assets prices: shares, funds, commodities- Market observable volatilities - Issuer credit spread levels- Quoted dividends- Market listed correlations	- Beta- Correlation between tenors- interest rates volatility
Equity			Future and Equity Forward: Discounted future cash flowsEquity Options: Local Volatility, Momentum adjustment		- Volatility of volatility- Assets correlation
Foreign exchange and gold			Future and Equity Forward: Discounted future cash flowsForeign exchange Options: Local Volatility, moments adjustment		- Volatility of volatility- Assets correlation
Credit			Credit Derivatives: Default model and Gaussian copula		- Correlation default- Credit spread- Recovery rates- Interest rate yield- Default volatility
Commodities			Commodities: Momentum adjustment and Discounted cash flows
Short positions	-	6	Present-value method(Discounted future cash flows)		- Correlation default- Credit spread- Recovery rates- Interest rate yield
Financial liabilities designated at fair value through profit or loss	2,222	-	Present-value method(Discounted future cash flows)	- Prepayment rates- Issuer´s credit risk- Current market interest rates
Derivatives – Hedge accounting	2,606	-
Interest rate			Interest rate products (Interest rate swaps, Call money Swaps y FRA): Discounted cash flowsCaps/Floors: Black, Hull-White y SABRBond options: Black Swaptions: Black, Hull-White y LGMOther Interest rate options: Black, Hull-White y LGMConstant Maturity Swaps: SABR	- Exchange rates- Market quoted future prices- Market interest rates- Underlying assets prices: shares, funds, commodities- Market observable volatilities - Issuer credit spread levels- Quoted dividends- Market listed correlations	- Beta- Implicit correlations between tenors- interest rates volatility
Equity			Future and Equity Forward: Discounted future cash flowsEquity Options: Local Volatility, Momentum adjustment		- Volatility of volatility- Implicit assets correlations- Long term implicit correlations- Implicit dividends and long term repos
Foreign exchange and gold			Future and Equity Forward: Discounted future cash flowsForeign exchange Options: Local Volatility, moments adjustment		- Volatility of volatility- Implicit assets correlations- Long term implicit correlations
Credit			Credit Derivatives: Default model and Gaussian copula		- Correlatio default- Credit spread- Recovery rates- Interest rate yield- Default volatility
Commodities			Commodities: Momentum adjustment and Discounted cash flows

Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets)
Financial instrument	Valuation technique(s)	Significant unobservable inputs	Min	Average	Max	Units

Debt Securities	Net Present Value	Credit Spread	-	78.27	399.93	b.p.
		Recovery Rate	7.7%	32.7%	34.58%	%
	Comparable pricing		0%	82.15%	207.7%	%
Equity instruments	Net Asset Value
	Comparable pricing
Credit Option	Gaussian Copula	Correlation Default	35.19%	43.92%	57.82%	%
Corporate Bond Option	Black 76	Price Volatility	-	-	-	vegas
Equity OTC Option	Heston	Forward Volatility Skew	56.63	56.63	56.63	Vegas
	Local Volatility	Dividends
		Volatility	1.89	22.96	77.03	Vegas
FX OTC Options	Black Scholes/Local Vol	Volatility	0.78	7.67	15.47	Vegas
Interest Rate Option	Libor Market Model	Beta	0.25	9	18%
		Correlation Rate/Credit	-100	-	100%
		Credit Default Volatility	-	-	-	Vegas

Level 3 Financial Instruments
Financial Assets Level 3: Changes in the Period (Millions of euros)
	2017		2016		2015
	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
Balance at the beginning	822	116	463	182	601	98
Group incorporations	-	-	-	-	148	-
Changes in fair value recognized in profit and loss (*)	(24)	(21)	33	(86)	124	(100)
Changes in fair value not recognized in profit and loss	(45)	-	(81)	(3)	27	(123)
Acquisitions, disposals and liquidations (**)	32	320	438	(25)	(510)	89
Net transfers to Level 3	106	(39)	16	-	145	-
Exchange differences and others	(55)	(250)	(47)	49	(71)	219
Balance at the end	835	125	822	116	463	182

(*) Profit or loss that is attributable to gains or losses relating to those financial assets and liabilities held as of December 31, 2017, 2016 and 2015. Valuation adjustments are recorded under the heading “Gains (losses) on financial assets and liabilities, net”.

(**) Of which, in 2017, the assets roll forward is comprised of €432 million of acquisitions, €348 millions of disposals and €51 millions of liquidations. The liabilities roll forward is comprised of €403 million of acquisitions and €83 millions of liquidations.

Levels Transfers
Transfer Between Levels. December 2017 (Millions of euros)
	From:	Level 1		Level 2		Level 3
	To:	Level 2	Level 3	Level 1	Level 3	Level 1	Level2
ASSETS
Financial assets held for trading		14	1	38	7	-	-
Available-for-sale financial assets		101	50	130	25	-	-
Total		115	50	169	31	-	-

Sensitivity Analysis Level 3
Financial Assets Level 3: Sensitivity Analysis (Millions of euros)
	Potential Impact on Consolidated Income Statement		Potential Impact on Total Equity
	Most Favorable Hypothesis	Least Favorable Hypothesis	Most Favorable Hypothesis	Least Favorable Hypothesis
ASSETS	7	(18)	-	-
Financial assets held for trading	-	(3)	-	-
Debt securities	4	(12)	-	-
Equity instruments	3	(3)	-	-
Derivatives	-	-	12	(20)
Available-for-sale financial assets	-	-	8	(8)
Debt securities	-	-	4	(12)
Financial liabilities held for trading	1	-	-	-
Total	7	(18)	12	(20)

Disclosure Of Fair Value Instruments Carried At Cost Main Valuation Techniques Assets Explanatory
Fair Value of financial Instruments at amortized cost by Levels (Millions of euros)
		2017			2016			2015
	Notes	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
ASSETS
Cash, cash balances at central banks and other demand deposits	9	41,969	-	711	39,373	-	666	28,961	-	322
Loans and receivables		-	9,475	429,517	-	10,991	457,853	-	7,681	472,858
Held-to-maturity investments		13,708	138	19	17,567	11	41	-	-	-
LIABILITIES
Financial liabilities at amortized cost	22	-	-	544,604	-	-	594,190	-	-	613,247

Main Valuation Techniques Financial Instruments Assets
Fair Value of financial Instruments by Levels. December 2017 (Millions of euros)
	Level 2	Level 3	Valuation technique(s)	Main inputs used

ASSETS
Loans and receivables	9,475	429,517	Present-value method(Discounted future cash flows)
Central Banks	-	7,300	Present-value method(Discounted future cash flows)	- Credit spread- Prepayment rates- Interest rate yield
Loans and advances to credit institutions	-	26,654	Present-value method(Discounted future cash flows)	- Credit spread- Prepayment rates- Interest rate yield
Loans and advances to customers	134	394,562	Present-value method(Discounted future cash flows)	- Credit spread- Prepayment rates- Interest rate yield
Debt securities	9,341	999	Present-value method(Discounted future cash flows)	- Credit spread- Interest rate yield
Held-to-maturity investments	138	19
Debt securities	138	19	Present-value method(Discounted future cash flows)	- Credit spread- Interest rate yield
LIABILITIES
Financial liabilities at amortized cost	-	544,604
Central Banks	-	37,057	Present-value method(Discounted future cash flows)	- Issuer´s credit risk- Prepayment rates- Interest rate yield
Loans and advances to credit institutions	-	54,496	Present-value method(Discounted future cash flows)	- Issuer´s credit risk- Prepayment rates- Interest rate yield
Loans and advances to customers	-	381,947	Present-value method(Discounted future cash flows)	- Issuer´s credit risk- Prepayment rates- Interest rate yield
Debt securities	-	59,272	Present-value method(Discounted future cash flows)	- Issuer´s credit risk- Prepayment rates- Interest rate yield
Other financial liabilities	-	11,832	Present-value method(Discounted future cash flows)	- Issuer´s credit risk- Prepayment rates- Interest rate yield

Sales Of Financial Instruments at Cost
Sales of financial instruments carried at cost (Millions of euros)

	2017	2016	2015
Amount of Sale (A)	21	201	33
Carrying Amount at Sale Date (B)	15	58	22
Gains (Losses) (A-B)	6	142	11

Fair Value Non Current Assets By levels
Fair Value at Non-current assets and disposal groups classified as held for sale and inventories by levels (Millions of euros)
	Notes	2017			2016			2015
		Level 2	Level 3	Total	Level 2	Level 3	Total	Level 2	Level 3	Total
Non-current assets and disposal groups classified as held for sale
Housing		3,085	226	3,310	2,059	301	2,360	2,192	98	2,291
Offices, warehouses and other		661	98	759	326	105	431	353	53	406
Land		855	130	984	-	150	150	12	236	248
TOTAL	21	4,600	454	5,054	2,385	556	2,941	2,557	388	2,945
Inventories
Housing		21	-	21	903	-	903	1,452	-	1,452
Offices, warehouses and other		27	-	27	620	-	620	647	-	647
Land		-	18	18	-	1,591	1,591	-	2,056	2,056
TOTAL	20	48	18	65	1,523	1,591	3,114	2,099	2,056	4,155